INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2015
INCOME TAX EXPENSES [Abstract]
INCOME TAX EXPENSES

Note 13—INCOME TAX  EXPENSES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands and British Virgin Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The Company's PRC subsidiaries and PRC Affiliated Entities are subject to the statutory rate of 25% in accordance with the enterprise income tax law (“EIT Law”) which was effective on January 1, 2008.

Dividends paid by PRC subsidiaries of the Company out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax is 10%, unless a foreign investor's tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

(Loss) income before income taxes consists of:

	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Non-PRC	52,418	9,245	(45,497)	(7,024)
PRC	(195,283)	78,872	122,045	18,841
	(142,865)	88,117	76,548	11,817

Income taxes consist of:

	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Current income tax	—	—	—	—
Deferred income tax benefit	—	—	15,000	2,316
	—	—	15,000	2,316

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Income tax computed at PRC statutory tax rate (25%)	(35,716)	22,029	19,137	2,954
Effect of different tax rates in different jurisdictions	(13,105)	(2,311)	11,374	1,756
Non-deductible expenses	757	1,251	1,648	254
Research and development super deduction	—	(13,562)	—	—
Effect of expired tax losses	452	—	—	—
Other adjustments	(238)	82	(184)	(28)
Changes in valuation allowance	47,850	(7,489)	(46,975)	(7,252)
	—	—	(15,000)	(2,316)

The components of deferred taxes are as follows:

	As of December 31,
	2014	2015
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses and other current liabilities	39,318	31,582	4,875
Inventories	10,099	11,456	1,768
Provisions	1,506	1,423	220
Net operating losses	—	15,000	2,316
Total deferred tax assets, current portion	50,923	59,461	9,179
Valuation allowance	(50,923)	(44,461)	(6,863)
Deferred tax assets, current portion, net	—	15,000	2,316
Deferred tax assets, non-current portion:
Fixed assets	1,291	1,440	222
Net operating losses	214,211	173,548	26,791
Total deferred tax assets, non-current portion	215,502	174,988	27,013
Valuation allowance	(215,502)	(174,988)	(27,013)
Deferred tax assets, non-current portion, net	—	—	—

During the year ended December 31, 2015, the Company reassessed the realizability of deferred tax assets and concluded that it is more-likely-than-not all of deferred tax assets will be realized. Therefore, the Company recognized a certain valuation allowance against deferred tax assets as of December 31, 2015.

As of December 31, 2015, the Company had net operating losses of approximately RMB701,004 (US$108,216) per income tax returns, which can be carried forward to offset future taxable incomes. The net operating losses will expire between 2017 and 2020 if not utilized.

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Balance at January 1	282	244	244	38
Additions based on tax positions related to the prior years	—	—	—	—
Reductions for tax positions of prior years	(38)	—	—	—
Balance at December 31	244	244	244	38

At December 31, 2013, 2014, and 2015, the Company had approximately RMB244, RMB244 and RMB244 (US$38) of unrecognized tax benefits related to uncertain tax positions. None of the unrecognized tax benefits would, if recognized, affect the effective tax rate. The Company does not anticipate any material changes to its uncertain tax positions in the next 12 months.

There is no interest or penalty associated with the unrecognized tax benefits, and, accordingly, no such accruals have been made in the Company's consolidated financial statements.

The PRC tax law provides a 3-5 years statute of limitation and the open tax years for which the Company's PRC subsidiaries and PRC Affiliated Entities' income tax returns are subject to examination by the PRC tax authorities from 2010 to 2015.